Risk Management and Financial Instruments - Schedule of Open Balance Sheet Position of Derivative Assets and Liabilities (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Schedule of Open Balance Sheet Position of Derivative Assets and Liabilities [Line Items]
Not designated as hedge accounting	[1]	$ 155,441	$ 75,984
Current assets			153
Designated as hedge accounting		(267,214)	(264,543)
Not designated as hedge accounting		114,376	100,087
Current liabilities		156,405	165,979
Designated as Hedge Accounting [Member]
Schedule of Open Balance Sheet Position of Derivative Assets and Liabilities [Line Items]
Designated as hedge accounting		15
Designated as hedge accounting Commodities [Member]
Schedule of Open Balance Sheet Position of Derivative Assets and Liabilities [Line Items]
Designated as hedge accounting		15
Not Designated as Hedge Accounting [Member]
Schedule of Open Balance Sheet Position of Derivative Assets and Liabilities [Line Items]
Not designated as hedge accounting		6,568
Currency [member]
Schedule of Open Balance Sheet Position of Derivative Assets and Liabilities [Line Items]
Not designated as hedge accounting		6,568
Derivative liabilities [Member]
Schedule of Open Balance Sheet Position of Derivative Assets and Liabilities [Line Items]
Current liabilities		6,583
Designated as Hedge Accounting [Member]
Schedule of Open Balance Sheet Position of Derivative Assets and Liabilities [Line Items]
Designated as hedge accounting			84
Exchange derivaties [Member]
Schedule of Open Balance Sheet Position of Derivative Assets and Liabilities [Line Items]
Designated as hedge accounting			84
Not Designated as Hedge Accounting [Member]
Schedule of Open Balance Sheet Position of Derivative Assets and Liabilities [Line Items]
Not designated as hedge accounting			69
Exchange [Member]
Schedule of Open Balance Sheet Position of Derivative Assets and Liabilities [Line Items]
Not designated as hedge accounting			$ 69

[1]	CDBs are updated at the contractual rate but have a short-term and the counterparties are financial institutions, and their carrying amount is approximate to fair value. National treasury bill are measured at fair value.